Mortgage Notes Payable (Predecessor) (STAG Predecessor Group)	12 Months Ended
Dec. 31, 2010
STAG Predecessor Group
Mortgage Notes Payable

4. Mortgage Notes Payable

        Payments on mortgage notes are generally due in monthly installments of principal amortization and interest. A summary of mortgage notes payable as of December 31, 2010 and 2009 follows:

Loan	Principal outstanding as of December 31, 2010	Principal outstanding as of December 31, 2009	Maturity
Anglo Irish Variable Amount	$10,954	$14,745	Jan-31-2012
Anglo Irish Fixed Amount	157,815	157,815	Jan-31-2012
Anglo Irish Bridge Loan	34,397	35,188	Jan-31-2012

	$203,166	$207,748

        STAG Predecessor Group is party to a master loan agreement with Anglo Irish Bank. The agreement had an original maturity date of August 10, 2009. According to the original loan agreement, all loans under the loan agreement were interest only through the maturity date, at which time all unpaid principal and interest was scheduled to be due. The borrowing rate was variable and calculated based on the applicable LIBOR rate plus 1.75%.

        In January 2009 the terms of the master loan agreement were amended. The current terms stipulate that interest and principal payments are to be made monthly based on a 25-year amortization schedule. The loan also requires a capital improvement escrow to be funded monthly in an amount equal to the difference between the payments required under the 25-year amortizing loan and a 20-year amortizing loan. Additionally, a $4,384 principal payment was made on the loan prior to commencing monthly principal payments. The maturity date was extended to January 31, 2012. Notwithstanding the interest rate swap transactions discussed below, the borrowing rate is variable and calculated based on the applicable LIBOR rate plus 3.00%. As of December 31, 2010 and 2009, the outstanding balance under this loan agreement was $168,769 and $172,560, respectively. The LIBOR rate as of December 31, 2010 and December 31, 2009 was 0.26% and 0.24%, respectively.

        On May 1, 2008 STAG Predecessor Group entered into an $87,678 notional amount interest rate swap transaction with Anglo Irish Bank. STAG Predecessor Group swapped $87,678 of the outstanding debt under the loan agreement to a fixed rate of 3.055%. The swap terminated on August 11, 2009.

        On February 5, 2009 STAG Predecessor Group entered into a forward swap agreement with Anglo Irish Bank. The terms of this agreement stipulated that on August 11, 2009, $157,815 of the outstanding debt under this loan agreement converted to a fixed rate of 2.165% plus the loan spread of 3.00% (5.165%). The swap terminates on January 31, 2012.

        STAG Predecessor Group is also party to a bridge loan agreement with Anglo Irish Bank. The loan agreement had an original maturity date of December 31, 2007. The original terms stipulated that the loan was interest only through the maturity date, at which time all unpaid principal and interest was to be due. The borrowing rate was variable and calculated based on the applicable Libor rate plus 3.00%.

        In January 2009 the terms of the bridge loan agreement were amended. The current terms stipulate that interest and principal payments are to be made monthly based on a 25-year amortization schedule. The loan also requires a capital improvement escrow to be funded monthly in an amount equal to the difference between the payments required under the 25-year amortizing loan and a 20-year amortizing loan. The maturity date of the bridge loan was extended to January 31, 2012. The current borrowing rate is variable and calculated based on the applicable LIBOR rate plus 4.25%. As of December 31, 2010 and 2009 the outstanding balance under this loan agreement was $34,397 and $35,188, respectively.

        The master loan and bridge loan are both collateralized by the specific properties financed under the loans and a first priority collateral assignment of the specific leases and rents. The bridge loan is also subject to a collective, joint and several repayment guaranty by two individual related parties of STAG Predecessor Group. These loans are subject to certain financial covenants. STAG Predecessor Group was in compliance with all financial covenants as of December 31, 2010 and 2009. Management continuously monitors the STAG Predecessor Group's current and anticipated compliance with the covenants. While STAG Predecessor Group currently believes it will remain in compliance with its covenants, in the event of a continued slow-down or continued crisis in the credit markets, the STAG Predecessor Group may not be able to remain in compliance with such covenants. In these events, if the lender would not provide a waiver, it would result in an event of default.

        Annual principal payments due under mortgage notes over the next 5 years are as follows:

2011	$4,807
2012	198,359
2013	—
2014	—
2015	—

Total	$203,166

        For purposes of financial reporting disclosures, STAG Predecessor Group calculates the fair value of mortgage notes payable. The fair values of STAG Predecessor Group's mortgage notes payable were determined by discounting the future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings for loans with similar remaining maturities and similar loan-to-value ratios. The following table presents the aggregate carrying value of STAG Predecessor Group's mortgage notes payable and STAG Predecessor Group's corresponding estimate of fair value as of December 31, 2010 and 2009:

December 31, 2010		December 31, 2009
Carrying Amount	Fair Value	Carrying Amount	Fair Value
$203,166	$200,866	$207,748	$203,998